Segment Reporting - Additional Information (Detail)	12 Months Ended
	Apr. 27, 2013 Segment Store	Apr. 28, 2012 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3	3
Number of stores	1,361
B&N Retail
Segment Reporting Information [Line Items]
Number of stores	675
B&N College
Segment Reporting Information [Line Items]
Number of stores	686